Note 10 - Administrative Expenses - Components of Administrative Expense (Details) - USD ($) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Statement Line Items [Line Items]
Investor relations																								$ 743	$ 576		$ 663
Audit fee																								566	396		294
Advisory services fees																								2,547	4,406		1,459
Listing fees																								630	749		512
Directors fees – Company																								675	571		569
Directors fees – Blanket																								83	61		56
Employee costs																								8,029	6,734		5,855
Employee costs – settlements group																								115	1,784		0
Other office administration cost																								334	445		468
Information technology and communication cost – Group related																								249	241		391
Management liability insurance																								907	897		985
Travel costs																								780	569		689
Administrative expenses	$ 3,954	$ 3,664	$ 2,611	$ 5,419	$ 2,889	$ 3,183	$ 5,938	$ 3,873	$ 2,789	$ 2,908	$ 2,371	$ 3,830	$ 1,906	$ 1,745	$ 1,610	$ 2,636	$ 2,539	$ 1,275	$ 1,547	$ 1,686	$ 1,246	$ 1,309	$ 1,396	$ 15,658	$ 17,429	[1]	$ 11,941	[1]	$ 9,091		$ 7,997		$ 5,637

[1]	Refer to note 41.